UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/00

Check here if Amendment [  ]  ; Amendment Number:
This Amendment:         [  ]  is a restatement
                        [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC VIII Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas M. Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Douglas M. Leone      Menlo Park, California      02/02/01
----------------      ----------------------      --------

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
Form 13F Information Table Entry Total:                    12
Form 13F Information Table Value Total:              $177,534
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       SC VIII Management, LLC
                                                      Form 13F Information Table
                                                           As of 12/31/00



                                                                                                                Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other     ------------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers   Sole       Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------   ------------------------
ARIBA                        COMMON      04033V104         3,840        71,604  SH        SOLE                 71,604
ASHFORD.COM                  COMMON      044093102           304       974,297  SH        SOLE                974,297
CISCO SYSTEMS                COMMON      17275R102         2,732        71,428  SH        SOLE                 71,428
EBAY                         COMMON      278642103        10,440       316,374  SH        SOLE                316,374
ETOYS                        COMMON      297862104         1,308     6,973,659  SH        SOLE              6,973,659
INTERNET CAPITAL GROUP       COMMON      46059C106         1,374       418,650  SH        SOLE                418,650
MP3.COM                      COMMON      62473M109        33,095     9,129,731  SH        SOLE              9,129,731
NEXTCARD                     COMMON      65332K107        14,667     1,833,381  SH        SOLE              1,833,381
PLANETRX                     COMMON      727049108           183       652,068  SH        SOLE                652,068
SABA SOFTWARE                COMMON      784932105        65,784     4,176,742  SH        SOLE              4,176,742
VA LINUX                     COMMON      91819B105        34,053     4,191,093  SH        SOLE              4,191,093
YAHOO                        COMMON      984332106         9,754       324,445  SH        SOLE                324,445
